Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity ¥ in Thousands, $ in Thousands		Ordinary shares CNY (¥) shares		Ordinary shares USD ($) shares		Shares to be issued CNY (¥)	Shares to be issued USD ($)	Treasury stocks CNY (¥) shares	Treasury stocks USD ($) shares	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Retained earnings CNY (¥)	Retained earnings USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥) shares	USD ($) shares
Balance (USD) (in Dollars)		¥ 9,664								¥ 12,059		¥ 152,803						¥ 174,526
Balance (USD) (in Shares) | shares	[1]	19,400,000		19,400,000
Balance at Dec. 31, 2019		¥ 9,664								12,059		152,803						174,526
Balance (in Shares) at Dec. 31, 2019 | shares	[1]	19,400,000		19,400,000
Conversion of convertible notes and rights		¥ 4,038																4,038
Conversion of convertible notes and rights (in Shares) | shares	[1]	63,250		63,250
Issuance of Class A ordinary shares for underwriting fee payables		¥ 14,131																14,131
Issuance of Class A ordinary shares for underwriting fee payables (in Shares) | shares	[1]	402,983		402,983
Contingent consideration-earn-out liability from SPAC Transaction		¥ (266,828)																(266,828)
Effect of reverse merger recapitalization		¥ (51,067)																(51,067)
Effect of reverse merger recapitalization (in Shares) | shares	[1]	2,249,350		2,249,350
Conversion of rights to Class A ordinary shares upon the reverse merger recapitalization
Conversion of rights to Class A ordinary shares upon the reverse merger recapitalization (in Shares) | shares	[1]	602,000		602,000
Issuance of Class A ordinary shares to underwriter and advisors		¥ 18,713																18,713
Issuance of Class A ordinary shares to underwriter and advisors (in Shares) | shares	[1]	533,000		533,000
Issuance of Class A ordinary shares for BeeLive Acquisition		¥ 175,000																175,000
Issuance of Class A ordinary shares for BeeLive Acquisition (in Shares) | shares	[1]	3,786,719		3,786,719
Shares to be issued for achievement of earnout target						200,100												200,100
Net income												176,100						176,100
Shares to be issued for Weiliantong Acquisition
Appropriation to statutory reserves										6,293		(6,293)
Foreign currency translation adjustments														14,802				14,802
Balance at Dec. 31, 2020		¥ (96,349)				200,100				18,352		322,610		14,802				459,515
Balance (in Shares) at Dec. 31, 2020 | shares	[1]	27,037,302		27,037,302
Balance (USD) (in Dollars)		¥ (96,349)				200,100				18,352		322,610		14,802				459,515
Balance (USD) (in Shares) | shares	[1]	27,037,302		27,037,302
Shares to be issued for achievement of earnout target						128,119												128,119
Net income												170,012						170,012
Issuance shares for private placement		¥ 4,177																4,177
Issuance shares for private placement (in Shares) | shares	[1]	108,230		108,230
Exercise of warrants		¥ 4,340																4,340
Exercise of warrants (in Shares) | shares	[1]	48,149		48,149
Exercise of Unit Purchase Option		¥ 9,112																¥ 9,112
Exercise of Unit Purchase Option (in Shares) | shares		110,000	[1]	110,000	[1]													96,300	96,300
Issuance of shares for achievement of earnout target		¥ 200,100				(200,100)
Issuance of shares for achievement of earnout target (in Shares) | shares	[1]	3,540,960		3,540,960
Shares to be issued for Weiliantong Acquisition
Share base compensation		¥ 31,857																31,857
Appropriation to statutory reserves										13,423		(13,423)
Foreign currency translation adjustments														2,313				2,313
Balance at Dec. 31, 2021		¥ 153,237				128,119				31,775		479,199		17,115				809,445
Balance (in Shares) at Dec. 31, 2021 | shares	[1]	30,844,641		30,844,641
Balance (USD) (in Dollars)		¥ 153,237				128,119				31,775		479,199		17,115				809,445
Balance (USD) (in Shares) | shares	[1]	30,844,641		30,844,641
Net income												150,900				(299)		150,601
Issuance of shares for achievement of earnout target		¥ 128,119				(128,119)
Issuance of shares for achievement of earnout target (in Shares) | shares		3,540,960	[1]	3,540,960	[1]
Issuance shares for Weiliantong Acquisition		¥ 148,283																148,283
Issuance shares for Weiliantong Acquisition (in Shares) | shares		3,898,511	[1]	3,898,511	[1]
Share base compensation		¥ 7,437																7,437
Appropriation to statutory reserves										3,984		(3,984)
Foreign currency translation adjustments														566				566
Balance at Jun. 30, 2022		¥ 437,076								35,759		626,115		17,681		(299)		1,116,332
Balance (in Shares) at Jun. 30, 2022 | shares		38,284,112	[1]	38,284,112	[1]
Balance at Dec. 31, 2021		¥ 153,237				128,119				31,775		479,199		17,115				809,445
Balance (in Shares) at Dec. 31, 2021 | shares	[1]	30,844,641		30,844,641
Shares to be issued for achievement of earnout target						13,106												13,106
Net income												193,333				1,892		195,225	$ 28,306
Issuance of shares for achievement of earnout target		¥ 128,119				(128,119)
Issuance of shares for achievement of earnout target (in Shares) | shares	[1]	3,540,960		3,540,960
Shares to be issued for Weiliantong Acquisition						20,817												20,817
Treasury stocks								¥ (16,482)										(16,482)
Treasury stocks (in Shares) | shares	[1]							(794,120)	(794,120)
Issuance shares for Weiliantong Acquisition		¥ 127,466																127,466
Issuance shares for Weiliantong Acquisition (in Shares) | shares	[1]	3,898,511		3,898,511
Share base compensation		¥ 11,954																11,954
Share base compensation (in Shares) | shares	[1]	1,325,614		1,325,614
Appropriation to statutory reserves										7,433		(7,433)
Foreign currency translation adjustments														955				955
Balance at Dec. 31, 2022		¥ 420,776		$ 61,007		33,923	$ 4,918	¥ (16,482)	$ (2,390)	39,208	$ 5,685	665,099	$ 96,430	18,070	$ 2,622	1,892	$ 274	1,162,486	168,546
Balance (in Shares) at Dec. 31, 2022 | shares	[1]	39,609,726		39,609,726				(794,120)	(794,120)
Balance (USD) (in Dollars)		¥ 437,076								35,759		626,115		17,681		(299)		1,116,332
Balance (USD) (in Shares) | shares		38,284,112	[1]	38,284,112	[1]
Balance (USD) (in Dollars)		¥ 420,776		$ 61,007		33,923	4,918	¥ (16,482)	$ (2,390)	39,208	5,685	665,099	96,430	18,070	2,622	1,892	274	1,162,486	168,546
Balance (USD) (in Shares) | shares	[1]	39,609,726		39,609,726				(794,120)	(794,120)
Net income												81,586				(2,247)		79,339	10,939
Issuance of shares for achievement of earnout target		¥ 13,106				(13,106)
Issuance of shares for achievement of earnout target (in Shares) | shares		995,118	[1]	995,118	[1]
Share base compensation		¥ 8,613																8,613
Appropriation to statutory reserves										3,741		(3,741)
Foreign currency translation adjustments														(498)				(498)
Balance at Jun. 30, 2023		¥ 442,495		$ 61,023		20,817	2,871	¥ (16,482)	$ (2,273)	42,949	5,923	742,944	102,457	17,572	2,423	(355)	(49)	1,249,940	172,375
Balance (in Shares) at Jun. 30, 2023 | shares		40,604,844	[1]	40,604,844	[1]			(794,120)	(794,120)
Balance (USD) (in Dollars)		¥ 442,495		$ 61,023		¥ 20,817	$ 2,871	¥ (16,482)	$ (2,273)	¥ 42,949	$ 5,923	¥ 742,944	$ 102,457	¥ 17,572	$ 2,423	¥ (355)	$ (49)	¥ 1,249,940	$ 172,375
Balance (USD) (in Shares) | shares		40,604,844	[1]	40,604,844	[1]			(794,120)	(794,120)

[1]	Ordinary shares and share data have been retroactively restated to give effect to the reverse recapitalization.